Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000244082 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244082 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244082 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244082 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244082 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244082 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244082 | 097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244082 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244082 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244082 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244082 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.20%
C000244082 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.80%
C000244082 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244082 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244082 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244082 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244082 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000244082 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244082 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000244082 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000244083 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244083 | 88080T104 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244083 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244083 | G8068L108 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244083 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244083 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244083 | 26142V105 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244083 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244083 | G93A5A101 | Viking Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244083 | 33748L101 | First Watch Restaurant Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244083 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.30%
C000244083 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244083 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244083 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000244083 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244083 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244083 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000244083 | Industrials02376R102
Holdings [Line Items]
Percent of Total Investments	98.30%
C000244083 | Equity OptionAMZN C200_20260518_L_WFC
Holdings [Line Items]
Percent of Total Investments	0.40%
C000244083 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000244083 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244083 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000263105 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000263105 | 88080T104 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000263105 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000263105 | 25402D102 | DigitalOcean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263105 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263105 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263105 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263105 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263105 | 361448103 | GATX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263105 | 375916103 | Gildan Activewear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263105 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.70%
C000263105 | Technology25402D102
Holdings [Line Items]
Percent of Total Investments	99.30%
C000263105 | DOCN C74_20260413_S_WFCWritten Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263105 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263105 | G0896C103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263105 | 90337L108Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263105 | 185899101Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000263105 | 88262P102Energy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000263105 | 039653100Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000263105 | 410867105Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000263105 | 963320106Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000263105 | 05366Y201Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000244085 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244085 | 88080T104 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244085 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244085 | 25402D102 | DigitalOcean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244085 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244085 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244085 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244085 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244085 | 361448103 | GATX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244085 | 375916103 | Gildan Activewear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244085 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.70%
C000244085 | Technology25402D102
Holdings [Line Items]
Percent of Total Investments	99.30%
C000244085 | DOCN C74_20260413_S_WFCWritten Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244085 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244085 | G0896C103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244085 | 90337L108Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244085 | 185899101Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244085 | 88262P102Energy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244085 | 039653100Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244085 | 410867105Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244085 | 963320106Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000244085 | 05366Y201Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000244084 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244084 | 88080T104 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244084 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244084 | 25402D102 | DigitalOcean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244084 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244084 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244084 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244084 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244084 | 361448103 | GATX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244084 | 375916103 | Gildan Activewear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244084 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.70%
C000244084 | Technology25402D102
Holdings [Line Items]
Percent of Total Investments	99.30%
C000244084 | DOCN C74_20260413_S_WFCWritten Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244084 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244084 | G0896C103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244084 | 90337L108Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244084 | 185899101Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244084 | 88262P102Energy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244084 | 039653100Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244084 | 410867105Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244084 | 963320106Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000244084 | 05366Y201Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000252100 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000252100 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252100 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000252100 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252100 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000252100 | 06417N103 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252100 | 402635502 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000252100 | 17306X102 | Citi Trends, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252100 | 74164F103 | Primoris Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000252100 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000252100 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.60%
C000252100 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252100 | Consumer Discretionary00402L107
Holdings [Line Items]
Percent of Total Investments	99.40%
C000252100 | 40637H109Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000252100 | 78377T107Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000252100 | 576485205Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000252100 | 01644J108Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000252100 | 218937100Materials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000252100 | 002474104Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000252100 | 440327104Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000252100 | 21676P103Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000244086 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244086 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244086 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244086 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244086 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244086 | 06417N103 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244086 | 402635502 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244086 | 17306X102 | Citi Trends, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244086 | 74164F103 | Primoris Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244086 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244086 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.60%
C000244086 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244086 | Consumer Discretionary00402L107
Holdings [Line Items]
Percent of Total Investments	99.40%
C000244086 | 40637H109Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244086 | 78377T107Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244086 | 576485205Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244086 | 01644J108Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244086 | 218937100Materials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244086 | 002474104Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000244086 | 440327104Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244086 | 21676P103Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.40%